NFIDENTIAL TREATMENT

03044262

NON-PUBLIC

1 ONP 7/7/03

SEC USE ONLY

RECEIVED OFFICE OF THE SECRETARY 2003 FEB 14 PM 3:41

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

CONFIDENTIAL TREATMENT DENIED

Report for the Quarter Ended: December 31, 2002

Check here if Amended: ☐ Amendment Number: ______________

This Amendment (Check only one): ☐ is a restatement.
☐ adds new holdings entries.

RECD S.E.C.
FEB 14 2003
1086

Institutional Investment Manager Filing this Report:

Fir Tree, Inc.
Name

535 Fifth Avenue	31st Floor	New York	NY	10017
Address	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jeffrey D. Tannenbaum
(Name)
President
(Title)
(212) 599-0090
(Phone)

PROCESSED NOV 04 2004

Signature, Place, and Date of Signing:

(Signature)	New York, New York (City, State)	February 13, 2003 (Date)

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: None.

PROCESSED
NOV 04 2004
THOMSON FINANCIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $ 323,395 (thousands)

List of Other Included Managers: None.

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager: Fir Tree, Inc.

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP	Column 4: Value (x$1000)	Column 5: Shares or Principal Amount	Share/ Principal	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Shared	None
AES CORP	COM	00130H105	21,552	7,136,259	SH		SOLE		7,136,259		
AES CORP	SDCV 4.500% 8/1	00130HAN5	2,745	6,000,000	PRN		SOLE		6,000,000		
AMR CORP	COM	001765106	2,268	343,600	SH		SOLE		343,600		
AVAYA INC	NOTE 10/3	053499AA7	17,106	42,500,000	PRN		SOLE		42,500,000		
BRISTOL MYERS SQUIBB CO	CALL	110122908	8,019	346,400	SH	CALL	SOLE		346,400		
CALPINE CORP	COM	131347106	175	53,800	SH		SOLE		53,800		
CALPINE CORP	PUT	131347956	1,888	579,000	SH	PUT	SOLE		579,000		
CAPITAL ONE FINL CORP	PUT	14040H955	1,486	50,000	SH	PUT	SOLE		50,000		
CONTINENTAL ARILS INC	CL B	210795308	9,615	1,326,260	SH		SOLE		1,326,260		
DUKE ENERGY CORP	PUT	264399956	5,862	300,000	SH	PUT	SOLE		300,000		
DYNEGY INC NEW	CL A	26816Q101	336	284,387	SH		SOLE		284,387		
EL PASO CORP	COM	28336L109	5,498	790,000	SH		SOLE		790,000		
EL PASO CORP	CALL	28336L909	3,480	500,000	SH	CALL	SOLE		500,000		
EL PASO CORP	PUT	28336L959	10,649	1,530,000	SH	PUT	SOLE		1,530,000		
ELAN FIN CORP LTD	NOTE 12/1	284129AC7	1,682	3,616,367	PRN		SOLE		3,616,367		
ELAN PLC	ADR	284131208	17,069	6,938,700	SH		SOLE		6,938,700		
ELAN PLC	PUT	284131958	2,349	955,000	SH	PUT	SOLE		955,000		
INTERPUBLIC GROUP COS INC	NOTE 1.870% 6/0	460690AJ9	33,110	43,000,000	PRN		SOLE		43,000,000		

CONFIDENTIAL TREATMENT

INTERPUBLIC GROUP COS INC	PUT	460690950	3,098	220,000	SH	PUT	SOLE		220,000		
K MART CORP	COM	482584109	2,155	10,772,600	SH		SOLE		10,772,600		
LEVEL 3 COMMUNICATIONS INC	COM	52729N100	22,912	4,675,832	SH		SOLE		4,675,832		
NEXTEL COMMUNICATIONS INC	CL A	65332V103	25,985	2,249,742	SH		SOLE		2,249,742		
NEXTEL COMMUNICATIONS INC	PUT	65332V953	1,996	172,800	SH	PUT	SOLE		172,800		
PHARMACIA CORP	CALL	71713U902	2,073	49,600	SH	CALL	SOLE		49,600		
QWEST COMMUNICATIONS INTL IN	COM	749121109	1,125	225,000	SH		SOLE		225,000		
QWEST COMMUNICATIONS INTL IN	PUT	749121959	2,500	500,000	SH	PUT	SOLE		500,000		
TENET HEALTHCARE CORP	COM	88033G100	4,920	300,000	SH		SOLE		300,000		
TYCO INTL LTD NEW	COM	902124106	1,708	100,000	SH		SOLE		100,000		
TYCO INTL LTD NEW	CALL	902124906	56,813	3,326,300	SH	CALL	SOLE		3,326,300		
TYCO INTL LTD NEW	PUT	902124956	3,416	200,000	SH	PUT	SOLE		200,000		
UAL CORP	COM PAR $0.01	902549500	806	563,300	SH		SOLE		563,300		
UAL CORP	PUT	902549950	3,289	2,300,000	SH	PUT	SOLE		2,300,000		
UTILITIES HOLDRS TR	CALL	918019900	29,368	457,800	SH	CALL	SOLE		457,800		
XCEL ENERGY INC	COM	98389B100	8,250	750,000	SH		SOLE		750,000		
XCEL ENERGY INC	PUT	98389B950	1,177	107,000	SH	PUT	SOLE		107,000		
XEROX CORP	PUT	984121953	6,915	859,000	SH	PUT	SOLE		859,000		